Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Schedule of transactions with related parties

EUR’000	H1 2025	H1 2024
Purchases of services from related parties	(3,510)	(4,567)
BW Group Limited (including subsidiaries)	(3,270)	(3,905)
Scorpio Holdings Limited (including subsidiaries)	(240)	(662)

EUR’000	30 June 2025	31 December 2024
Receivables from related parties at reported period	214	214
Scorpio Holdings Limited (including subsidiaries)	214	214
Payables to related parties at reported period	201	223
BW Group Limited (including subsidiaries)	159	181
Scorpio Holdings Limited (including subsidiaries)	42	42